UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:                     (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman
Value Fund Series, Inc.

Large-Cap Value Fund
Smaller-Cap Value Fund

Mid-Year Report
June 30, 2006

A Value Approach to
Seeking Long-Term
Capital Appreciation

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance and Portfolio
Overview	2

Benchmarks	10

Understanding and
Comparing Your
Series’ Expenses	11

Portfolios of Investments	13

Statements of
Assets and Liabilities	18

Statements of
Operations	20

Statements of
Changes in Net Assets	21

Notes to Financial
Statements	22

Financial Highlights	31

Board of Directors and
Executive Officers	43

Additional Fund
Information	44

To The Shareholders

We are pleased to present the mid-year report for Seligman Value Fund Series, Inc. In our continued effort to maximize value to our shareholders we have streamlined our reports process, combining the reports for Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund.

For the six months ended June 30, 2006, Seligman Large-Cap Value Fund delivered a total return, based on net asset value of 3.21% . During the same period, the Lipper Large-Cap Value Funds Average and the Lipper Multi-Cap Value Funds Average both returned 4.55% . The Russell 1000 Value Index returned 6.56%, and the broad equity market, as measured by the S&P 500, returned 2.71% for the same period.

Seligman Smaller-Cap Value Fund delivered a total return of 6.57% for the six-month period. The Lipper Small-Cap Core Funds Average returned 6.90%, the Lipper Small-Cap Value Funds Average returned 7.16%, and the Russell 2000 Value Index returned 10.44% for the same period.

A supplemental dividend of $0.191 was paid on August 17, 2006 to Seligman Smaller-Cap Value Fund shareholders of record August 11, 2006. The ex-date for distribution was August 14, 2006.

We thank you for your continued support of Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris	Brian T. Zino
Chairman	President
August 18, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan Services
100 Park Avenue	New York, NY 10017	(212) 682-7600	Outside the United States
New York, NY 10017		(800) 622-4597	24-Hour Automated
	General Counsel		Telephone Access Service
General Distributor	Sullivan & Cromwell LLP
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Value Fund Series, Inc., and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectus or statement of additional information.

Performance and Portfolio Overview
Seligman Large-Cap Value Fund

Investment Results Total Returns For Periods Ended June 30, 2006

				Average Annual

				Class A, B
				and D		Class C	Class I	Class R
				Since		Since	Since	Since
	Six	One	Five	Inception		Inception	Inception	Inception
	Months*	Year	Years	4/25/97		5/27/99	11/30/01	4/30/03

Class A

With Sales Charge	(1.71)%	5.10%	1.74%	7.40%		n/a	n/a	n/a

Without Sales Charge	3.21	10.37	2.73	7.98		n/a	n/a	n/a

Class B

With CDSC†	(2.24)	4.41	1.57	n/a		n/a	n/a	n/a

Without CDSC	2.76	9.41	1.94	7.28	Ø	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	0.86	7.39	1.73	n/a		3.05%	n/a	n/a

Without Sales Charge and CDSC	2.84	9.51	1.94	n/a		3.20	n/a	n/a

Class D

With 1% CDSC	1.76	8.52	n/a	n/a		n/a	n/a	n/a

Without CDSC	2.76	9.52	1.94	7.14		n/a	n/a	n/a

Class I	3.55	11.02	n/a	n/a		n/a	5.63%	n/a

Class R

With 1% CDSC	2.06	9.04	n/a	n/a		n/a	n/a	n/a

Without CDSC	3.06	10.04	n/a	n/a		n/a	n/a	18.46%

Benchmarks

Lipper Large-Cap Value
Funds Average**	4.55	10.30	4.18	7.54	ØØ	3.83	5.93	14.84

Lipper Multi-Cap Value
Funds Average**	4.55	10.24	6.08	8.70	ØØ	5.86	7.97	16.57

Russell 1000 Value Index**	6.56	12.10	6.89	10.10		5.49	9.16	17.55

S&P 500 Index**	2.71	8.62	2.49	7.34		1.45	4.21	12.83

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

6/30/06	$13.20	$12.67	$12.67	$12.66	$13.42	$13.15

12/31/05	12.79	12.33	12.32	12.31	12.96	12.76

6/30/05	11.96	11.58	11.57	11.56	12.09	11.95

See footnotes on page 9.

Performance and Portfolio Overview
Seligman Large-Cap Value Fund

Diversification of Net Assets June 30, 2006

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2006	2005

Common Stocks:

Aerospace and Defense	2	$10,291,845	$16,656,700	6.7	5.9

Capital Markets	1	9,392,929	7,567,000	3.0	2.9

Chemicals	4	21,133,257	25,457,630	10.2	10.6

Commercial Banks	1	6,942,696	8,028,800	3.2	6.3

Communications Equipment	1	9,802,169	7,600,000	3.0	—

Computers and Peripherals	2	12,724,093	10,741,520	4.3	2.7

Diversified Financial Services	2	14,011,044	16,577,000	6.6	3.1

Food and Staples Retailing	1	5,769,143	8,748,540	3.5	2.8

Health Care Equipment and Supplies	3	18,892,388	17,297,120	6.9	5.5

Health Care Providers and Services	—	—	—	—	2.9

Independent Power Producers and
Energy Traders	1	4,232,465	8,302,500	3.3	3.3

Industrial Conglomerates	1	6,471,024	7,020,480	2.8	5.2

Insurance	3	21,675,307	23,373,360	9.3	10.1

IT Services	—	—	—	—	3.6

Machinery	1	4,309,725	7,448,000	3.0	2.9

Multiline Retail	1	2,787,311	8,101,200	3.2	3.2

Oil, Gas and Consumable Fuels	3	12,885,163	23,538,512	9.4	8.5

Pharmaceuticals	1	9,250,843	7,860,570	3.2	3.2

Road and Rail	2	9,617,860	16,931,800	6.8	6.4

Specialty Retail	1	7,017,349	6,090,000	2.4	2.0

Thrifts and Mortgage Finance	1	5,691,350	8,569,040	3.4	3.2

Tobacco	1	4,750,223	8,003,870	3.2	3.1

Wireless Telecommunication Services	1	7,047,080	5,997,000	2.4	2.7

	34	204,695,264	249,910,642	99.8	100.1

Short-Term Holding and
Other Assets Less Liabilities	1	473,144	473,144	0.2	(0.1)

Net Assets	35	$205,168,408	$250,383,786	100.0	100.0

Performance and Portfolio Overview
Seligman Large-Cap Value Fund

Largest Industries June 30, 2006

Largest Portfolio Changes#
During Past Six Months

Largest Purchases	Largest Sales

Juniper Networks[1]	Amdocs[2]

Boston Scientific[1]	HCA[2]

Sun Microsystems[1]	Tyco International[2]

The Gap	CSX

Costco Wholesale	Valero Energy

Altria Group	Caterpillar

Williams Companies	J.C. Penney

Wyeth	AES

Dow Chemical	Rohm and Haas

Chevron

Largest Portfolio Holdings##3 June 30, 2006

Security	Value	Percent of Net Assets

Valero Energy	$9,978,000	4.0

United Technologies	8,878,800	3.6

Union Pacific	8,831,200	3.5

Costco Wholesale	8,478,540	3.4

Washington Mutual	8,569,040	3.4

JPMorgan Chase	8,400,000	3.4

AES	8,302,500	3.3

Bank of America	8,177,000	3.3

UnumProvident	8,158,500	3.3

J.C. Penney	8,101,200	3.2

See footnotes on page 9.

Performance and Portfolio Overview
Seligman Smaller-Cap Value Fund

Investment Results Total Returns For Periods Ended June 30, 2006

				Average Annual

				Class A, B
				and D		Class C	Class I	Class R
				Since		Since	Since	Since
	Six	One	Five	Inception		Inception	Inception	Inception
	Months*	Year	Years	4/25/97		5/27/99	11/30/01	4/30/03

Class A

With Sales Charge	1.51%	5.87%	9.22%	9.98%		n/a	n/a	n/a

Without Sales Charge	6.57	11.17	10.28	10.57		n/a	n/a	n/a

Class B

With CDSC†	1.22	5.36	9.17	n/a		n/a	n/a	n/a

Without CDSC	6.22	10.36	9.45	9.89	Ø	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	4.09	8.25	9.23	n/a		10.61%	n/a	n/a

Without Sales Charge and CDSC	6.15	10.36	9.45	n/a		10.76	n/a	n/a

Class D

With 1% CDSC	5.22	9.36	n/a	n/a		n/a	n/a	n/a

Without CDSC	6.22	10.36	9.45	9.77		n/a	n/a	n/a

Class I	6.91	11.83	n/a	n/a		n/a	11.99%	n/a

Class R

With 1% CDSC	5.49	9.89	n/a	n/a		n/a	n/a	n/a

Without CDSC	6.49	10.89	n/a	n/a		n/a	n/a	18.71%

Benchmarks

Lipper Small-Cap Core
Funds Average**	6.90	13.89	9.72	11.57	ØØ	11.66	12.24	21.89

Lipper Small-Cap Value
Funds Average**	7.16	12.72	12.10	12.35	ØØ	13.36	14.33	22.49

Russell 2000 Value Index**	10.44	14.61	13.08	13.22		13.82	15.56	24.17

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

6/30/06	$16.86	$15.71	$15.71	$15.71	$17.33	$16.74

12/31/05	15.82	14.79	14.80	14.79	16.21	15.72

6/30/05	15.59	14.66	14.66	14.66	15.92	15.52

See footnotes on page 9.

Performance and Portfolio Overview
Seligman Smaller-Cap Value Fund

Diversification of Net Assets June 30, 2006

				Percent of Net Assets

				June 30,	December 31,
	Issues	Cost	Value	2006	2005

Common Stocks:

Aerospace and Defense	1	$5,202,508	$7,549,850	2.3	2.3

Airlines	1	4,094,435	11,920,000	3.7	3.5

Beverages	1	2,651,489	7,500,000	2.3	2.4

Biotechnology	2	10,001,245	10,714,881	3.3	4.4

Chemicals	3	18,377,582	20,666,600	6.4	11.8

Commercial Banks	1	4,719,084	4,487,150	1.4	—

Commercial Services and Supplies	3	12,576,075	23,941,500	7.4	7.4

Communications Equipment	1	7,104,936	6,571,275	2.0	1.4

Computers and Peripherals	1	4,810,390	5,002,250	1.5	—

Containers and Packaging	1	4,487,893	3,499,200	1.1	1.4

Diversified Consumer Services	1	3,314,757	11,287,500	3.5	2.9

Diversified Financial Services	3	12,288,108	12,836,664	4.0	—

Electrical Equipment	1	5,046,964	8,155,180	2.5	1.5

Electronic Equipment and Instruments	2	7,962,815	14,761,600	4.6	2.5

Energy Equipment and Services	2	7,120,868	19,089,600	5.9	5.2

Food Products	1	2,760,571	6,532,500	2.0	2.4

Health Care Providers and Services	3	17,091,640	14,940,225	4.6	3.7

Hotels, Restaurants and Leisure	4	24,595,169	24,504,400	7.6	6.5

Household Durables	1	1,022,313	6,829,600	2.1	2.5

Insurance	4	16,640,001	26,228,022	8.1	7.1

IT Services	—	—	—	—	1.3

Machinery	2	10,244,211	18,451,950	5.7	7.0

Media	1	6,802,909	7,380,125	2.3	2.6

Multiline Retail	1	4,538,467	5,344,000	1.6	1.9

Oil, Gas and Consumable Fuels	1	1,001,093	6,690,000	2.1	2.0

Paper and Forest Products	—	—	—	—	1.2

Pharmaceuticals	1	5,189,420	6,728,000	2.1	2.5

Road and Rail	1	2,226,906	7,471,500	2.3	2.3

Semiconductors and Semiconductor
Equipment	3	14,966,477	10,465,283	3.2	5.2

Specialty Retail	2	16,534,470	10,210,000	3.2	5.6

	49	233,372,796	319,758,855	98.8	100.5

Short-Term Holding and
Other Assets Less Liabilities	1	3,726,252	3,726,252	1.2	(0.5)

Net Assets	50	$237,099,048	$323,485,107	100.0	100.0

Performance and Portfolio Overview
Seligman Smaller-Cap Value Fund

Largest Industries June 30, 2006

Largest Portfolio Changes# During Past Six Months

Largest Purchases	Largest Sales

F5 Networks[1]	Stewart & Stevenson Services[2]

Claire’s Stores[1]	ATI Technologies[2]

Symbol Technologies[1]	Chemtura[2]

Endurance Specialty Holdings[1]	NOVA Chemicals[2]

Hypercom[1]	Finish Line (Class A)[2]

South Financial Group[1]	Carreker[2]

WellCare Health Plans[1]	Plantronics[2]

Keryx Biopharmaceuticals	Lyondell Chemical[2]

Central European Distribution[1]	Continental Airlines

General Cable[1]	Bowater[2]

Largest Portfolio Holdings##3 June 30, 2006

Security	Value	Percent of Net Assets

Continental Airlines	$11,920,000	3.7

Terex	11,350,500	3.5

Sotheby’s Holdings (Class A)	11,287,500	3.5

Universal Compression Holdings	10,075,200	3.1

Hanover Compressor	9,014,400	2.8

Trimble Navigation	8,935,000	2.8

Brink’s	8,461,500	2.6

EnerSys	8,155,180	2.5

Ruby Tuesday	8,055,300	2.5

Korn/Ferry International	7,836,000	2.4

See footnotes on page 9.

Performance and Portfolio Overview

*	Returns for periods of less than one year are not annualized.
**	See page 10 for description of benchmark averages and indices.
†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less.
ø	Return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date.
øø	From April 24, 1997.
#	Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
##	Excludes short-term holdings.
[1]	Position added during the period.
[2]	Position eliminated during the period.
[3]	There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

Benchmarks

Averages

Lipper Large-Cap Value Funds Average – This average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($14.6 billion at June 30, 2006). Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-growth value, compared to the S&P 500.

Lipper Multi-Cap Value Funds Average – This average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies with market capitalizations of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($14.6 billion at June 30, 2006). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year-sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Core Funds Average – This average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.7 billion as of June 30, 2006). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Lipper Small-Cap Value Funds Average – This average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.7 billion as of June 30, 2006). Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Indices

Russell 1000 Value Index – This index measures the performance of those Russell 1000 companies (large-cap value segment of the US equity universe) with lower price-to-book ratios and higher forecasted growth values.

Russell 2000 Value Index – This index measures the performance of those Russell 2000 companies (small-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Index (S&P 500) – This index measures the performance of 500 of the largest US companies based on market capitalization.

Adapted from materials from Lipper Analytical Services, Inc., Russell Investment Group, and Standard & Poor’s.

The averages and indices are unmanaged benchmarks that assume investment of all distributions. The performance of the averages excludes the effect of sales charges and taxes, and the performance of the indices excludes the effect of taxes, fees, and sales charges. Investors cannot invest directly in an average or an index.

Lipper currently classifies Seligman Large-Cap Value Fund as a Multi-Cap Value Fund and Seligman Smaller-Cap Value Fund as a Small-Cap Core Fund.

Understanding and Comparing Your Series’ Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2006 and held for the entire six-month period ended June 30, 2006.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on page 12.)

Understanding and Comparing Your Series’ Expenses

			Actual		Hypothetical

	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
Fund	1/1/06	Ratio*	6/30/06	1/1/06 to 6/30/06	6/30/06	1/1/06 to 6/30/06

Large-Cap Value Fund

Class A	$1,000.00	1.54%	$1,032.10	$ 7.76	$1,017.16	$ 7.70

Class B	1,000.00	2.29	1,027.60	11.51	1,013.44	11.43

Class C	1,000.00	2.29	1,028.40	11.52	1,013.44	11.43

Class D	1,000.00	2.29	1,027.60	11.51	1,013.44	11.43

Class I	1,000.00	0.98	1,035.50	4.95	1,019.93	4.91

Class R	1,000.00	1.79	1,030.60	9.01	1,015.92	8.95

Smaller-Cap Value Fund

Class A	$1,000.00	1.72%	$1,065.70	$ 8.81	$1,016.27	$ 8.60

Class B	1,000.00	2.47	1,062.20	12.63	1,012.55	12.33

Class C	1,000.00	2.47	1,061.50	12.63	1,012.55	12.33

Class D	1,000.00	2.47	1,062.20	12.63	1,012.55	12.33

Class I	1,000.00	1.18	1,069.10	6.05	1,018.94	5.91

Class R	1,000.00	1.97	1,064.90	10.09	1,015.03	9.84

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectus for a description of each share class and its fees, expenses and sales charges.

**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2006 to June 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2006

Seligman Large-Cap Value Fund

	Shares	Value
Common Stocks 99.8%

Aerospace and Defense 6.7%

Honeywell International	193,000	$7,777,900

United Technologies	140,000	8,878,800

		16,656,700

Capital Markets 3.0%

Bank of New York	235,000	7,567,000

Chemicals 10.2%

Dow Chemical	173,000	6,752,190

E. I. du Pont de Nemours	173,400	7,213,440

Praxair	120,000	6,480,000

Rohm and Haas	100,000	5,012,000

		25,457,630

Commercial Banks 3.2%

U.S. Bancorp	260,000	8,028,800

Communications Equipment 3.0%

Juniper Networks*	475,000	7,600,000

Computers and Peripherals 4.3%

International Business Machines	86,000	6,606,520

Sun Microsystems*	1,000,000	4,135,000

		10,741,520

Diversified Financial Services 6.6%

Bank of America	170,000	8,177,000

JPMorgan Chase	200,000	8,400,000

		16,577,000

Food and Staples Retailing 3.5%

Costco Wholesale	153,000	8,748,540

Health Care Equipment and Supplies 6.9%

Baxter International	184,000	6,763,840

Boston Scientific*	280,000	4,715,200

Medtronic	124,000	5,818,080

		17,297,120

Independent Power Producers and Energy Traders 3.3%

AES*	450,000	8,302,500

Industrial Conglomerates 2.8%

General Electric	213,000	7,020,480

See footnotes on page 17.

Portfolio of Investments (unaudited)
June 30, 2006

Seligman Large-Cap Value Fund (continued)

	Shares or
	Principal
	Amount		Value
Insurance 9.3%

Prudential Financial	100,000	shs.	$7,770,000

St. Paul Travelers Companies	167,000		7,444,860

UnumProvident	450,000		8,158,500

			23,373,360

Machinery 3.0%

Caterpillar	100,000		7,448,000

Multiline Retail 3.2%

J.C. Penney	120,000		8,101,200

Oil, Gas and Consumable Fuels 9.4%

Chevron	120,000		7,447,200

Valero Energy	150,000		9,978,000

Williams Companies	261,700		6,113,312

			23,538,512

Pharmaceuticals 3.2%

Wyeth	177,000		7,860,570

Road and Rail 6.8%

CSX	115,000		8,100,600

Union Pacific	95,000		8,831,200

			16,931,800

Specialty Retail 2.4%

The Gap	350,000		6,090,000

Thrifts and Mortgage Finance 3.4%

Washington Mutual	188,000		8,569,040

Tobacco 3.2%

Altria Group	109,000		8,003,870

Wireless Telecommunication Services 2.4%

Sprint Nextel	300,000		5,997,000

Total Common Stocks (Cost $204,695,264)			249,910,642

Repurchase Agreement 0.4%

State Street Bank 4.15%, dated 6/30/2006, maturing 7/3/2006, in the amount of $955,330, collateralized by: $970,000 US
Treasury Notes 6.5%, 10/15/2006, with a fair market value
of $986,975 (Cost $955,000)	$955,000		955,000

Total Investments (Cost $205,650,264) 100.2%			250,865,642

Other Assets Less Liabilities (0.2)%			(481,856)

Net Assets 100.0%			$250,383,786

See footnotes on page 17.

Portfolio of Investments (unaudited)
June 30, 2006

Seligman Smaller-Cap Value Fund

	Shares	Value
Common Stocks 98.8%

Aerospace and Defense 2.3%

Cubic	385,000	$7,549,850

Airlines 3.7%

Continental Airlines*	400,000	11,920,000

Beverages 2.3%

Constellation Brands (Class A)*	300,000	7,500,000

Biotechnology 3.3%

Keryx Biopharmaceuticals*	311,800	4,457,181

PDL BioPharma*	340,000	6,257,700

		10,714,881

Chemicals 6.4%

Cabot	200,000	6,904,000

Hercules*	510,000	7,782,600

Minerals Technologies	115,000	5,980,000

		20,666,600

Commercial Banks 1.4%

South Financial Group	170,000	4,487,150

Commercial Services and Supplies 7.4%

Brink’s	150,000	8,461,500

Korn/Ferry International*	400,000	7,836,000

Waste Connections*	210,000	7,644,000

		23,941,500

Communications Equipment 2.0%

F5 Networks*	123,000	6,571,275

Computers and Peripherals 1.5%

Hypercom*	535,000	5,002,250

Containers and Packaging 1.1%

Smurfit-Stone Container*	320,000	3,499,200

Diversified Consumer Services 3.5%

Sotheby’s Holdings (Class A)*	430,000	11,287,500

Diversified Financial Services 4.0%

Central European Distribution*	125,600	3,148,164

Claire’s Stores	250,000	6,377,500

General Cable*	94,600	3,311,000

		12,836,664

See footnotes on page 17.

Portfolio of Investments (unaudited)
June 30, 2006

Seligman Smaller-Cap Value Fund (continued)

	Shares	Value

Electrical Equipment 2.5%

EnerSys*	390,200	$8,155,180

Electronic Equipment and Instruments 4.6%

Symbol Technologies	540,000	5,826,600

Trimble Navigation*	200,000	8,935,000

		14,761,600

Energy Equipment and Services 5.9%

Hanover Compressor*	480,000	9,014,400

Universal Compression Holdings*	160,000	10,075,200

		19,089,600

Food Products 2.0%

Bunge	130,000	6,532,500

Health Care Providers and Services 4.6%

Apria Healthcare Group*	250,000	4,725,000

HealthSouth*	1,300,000	5,089,500

WellCare Health Plans*	104,500	5,125,725

		14,940,225

Hotels, Restaurants and Leisure 7.6%

Landry’s Restaurants	125,000	4,056,250

Penn National Gaming*	150,000	5,819,250

Ruby Tuesday	330,000	8,055,300

WMS Industries*	240,000	6,573,600

		24,504,400

Household Durables 2.1%

Harman International Industries	80,000	6,829,600

Insurance 8.1%

Endurance Specialty Holdings	165,000	5,280,000

Hanover Insurance Group*	150,000	7,119,000

Infinity Property & Casualty	162,600	6,661,722

W.R. Berkley	210,000	7,167,300

		26,228,022

Machinery 5.7%

Mueller Industries	215,000	7,101,450

Terex*	115,000	11,350,500

		18,451,950

Media 2.3%

Cadmus Communications	425,000	7,380,125

See footnotes on page 17.

Portfolio of Investments (unaudited)
June 30, 2006

Seligman Smaller-Cap Value Fund (continued)

	Shares or
	Principal
	Amount		Value
Multiline Retail 1.6%

Fred’s	400,000	shs.	$5,344,000

Oil, Gas and Consumable Fuels 2.1%

Peabody Energy	120,000		6,690,000

Pharmaceuticals 2.1%

Andrx*	290,000		6,728,000

Road and Rail 2.3%

J.B. Hunt Transport Services	300,000		7,471,500

Semiconductors and Semiconductor Equipment 3.2%

Credence Systems*	800,000		2,804,000

Skyworks Solutions*	1,000,000		5,525,000

Varian Semiconductor Equipment Associates*	65,500		2,136,283

			10,465,283

Specialty Retail 3.2%

Blockbuster (Class A)	900,000		4,482,000

Pacific Sunwear of California*	320,000		5,728,000

			10,210,000

Total Common Stocks (Cost $233,372,796)			319,758,855

Time Deposit 1.8%

Citibank, N.A., Nassau 4.94%, 7/3/2006 (Cost $5,675,000)	$5,675,000		5,675,000

Total Investments (Cost $239,047,796) 100.6%			325,433,855

Other Assets Less Liabilities (0.6)%			(1,948,748)

Net Assets 100.0%			$323,485,107

* Non-income producing securities.
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
June 30, 2006

	Large-Cap	Smaller-Cap
	Value Fund	Value Fund
Assets:

Investments, at value:

Common stocks	$249,910,642	$319,758,855

Time deposit	—	5,675,000

Repurchase agreement	955,000	—

Total investments*	250,865,642	325,433,855

Cash	—	58,507

Receivable for Capital Stock sold	1,257,449	1,212,335

Receivable for dividends and interest	347,735	779

Receivable for securities sold	—	110,166

Expenses prepaid to shareholder servicing agent	32,902	42,967

Prepaid registration fees	21,882	27,307

Other	28,339	23,843

Total Assets	252,553,949	326,909,759

Liabilities:

Bank overdraft	39,934	—

Payable for Capital Stock redeemed	1,783,679	1,977,961

Management fee payable	162,958	259,986

Distribution and service (12b-1) fees payable	117,263	145,901

Payable for securities purchased	—	965,525

Accrued expenses and other	66,329	75,279

Total Liabilities	2,170,163	3,424,652

Net Assets	$250,383,786	$323,485,107

Composition of Net Assets:

Capital Stock, at $0.001 par:

Class A	$9,511	$10,386

Class B	3,223	2,927

Class C	2,814	2,234

Class D	2,709	3,423

Class I	904	563

Class R	146	226

Additional paid-in capital	229,646,954	217,349,733

Undistributed/accumulated net investment income (loss)	24,035	(2,685,898)

Undistributed/accumulated net realized gain (loss)	(24,521,888)	22,415,454

Net unrealized appreciation of investments	45,215,378	86,386,059

Net Assets	$250,383,786	$323,485,107

	(Continued on page 19.)
* Cost of investments	$205,650,264	$239,047,796
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
(continued)
June 30, 2006

	Large-Cap	Smaller-Cap
	Value Fund	Value Fund

Net Assets:

Class A	$125,514,559	$175,075,923

Class B	40,851,300	45,992,869

Class C	35,659,387	35,102,396

Class D	34,308,775	53,784,748

Class I	12,131,221	9,752,345

Class R	1,918,544	3,776,826

Shares Outstanding:

Class A	9,510,465	10,386,551

Class B	3,223,067	2,926,908

Class C	2,814,143	2,233,748

Class D	2,709,357	3,423,264

Class I	904,074	562,767

Class R	145,896	225,645

Net Asset Value per Share:

Class A	$13.20	$16.86

Class B	$12.67	$15.71

Class C	$12.67	$15.71

Class D	$12.66	$15.71

Class I	$13.42	$17.33

Class R	$13.15	$16.74

See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2006

	Large-Cap	Smaller-Cap
	Value Fund	Value Fund
Investment Income:

Dividends*	$2,350,000	$708,635

Interest	7,259	30,340

Total Investment Income	2,357,259	738,975

Expenses:

Management fees	996,575	1,685,664

Distribution and service (12b-1) fees	738,793	957,949

Shareholder account services	448,859	584,543

Registration	45,805	52,548

Custody and related services	36,333	60,524

Auditing and legal fees	22,183	29,713

Shareholder reports and communications	21,098	23,989

Directors’ fees and expenses	5,674	6,919

Miscellaneous	13,084	18,287

Total Expenses	2,328,404	3,420,136

Net Investment Income (Loss)	28,855	(2,681,161)

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	9,404,190	18,740,660

Net change in unrealized appreciation of investments	(1,948,154)	5,416,537

Net Gain on Investments	7,456,036	24,157,197

Increase in Net Assets from Operations	$7,484,891	$21,476,036

* Net of foreign taxes withheld	$—	$5,277
See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Large-Cap Value Fund		Smaller-Cap Value Fund

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Operations:

Net investment income (loss)	$28,855	$(26,196)	$(2,681,161)	$(4,824,587)

Net realized gain on investments	9,404,190	14,759,558	18,740,660	17,807,616

Net change in unrealized appreciation of investments	(1,948,154)	7,234,790	5,416,537	(27,238,291)

Increase (Decrease) in Net Assets
From Operations	7,484,891	21,968,152	21,476,036	(14,255,262)

Distributions to Shareholders:

Net investment income:

Class A	—	(6,543)	—	—

Class I	—	(1,490)	—	—

Net realized long-term gain on investments:

Class A	—	—	—	(4,694,998)

Class B	—	—	—	(1,699,659)

Class C	—	—	—	(1,109,110)

Class D	—	—	—	(1,605,544)

Class I	—	—	—	(232,672)

Class R	—	—	—	(76,776)

Decrease in Net Assets from Distributions	—	(8,033)	—	(9,418,759)

Capital Share Transactions:

Net proceeds from sales of shares	35,913,630	38,502,651	26,549,148	86,920,623

Exchanged from associated funds	4,142,900	28,585,347	3,152,044	11,091,957

Investment of dividends	—	6,901	—	—

Investment of gain distributions	—	—	—	8,160,740

Total	40,056,530	67,094,899	29,701,192	106,173,320

Cost of shares repurchased	(31,199,362)	(61,968,871)	(55,389,736)	(104,459,347)

Exchanged into associated funds	(5,914,297)	(13,612,608)	(6,961,453)	(19,540,780)

Total	(37,113,659)	(75,581,479)	(62,351,189)	(124,000,127)

Increase (Decrease) in Net Assets from
Capital Share Transactions	2,942,871	(8,486,580)	(32,649,997)	(17,826,807)

Increase (Decrease) in Net Assets	10,427,762	13,473,539	(11,173,961)	(41,500,828)

Net Assets:

Beginning of period	239,956,024	226,482,485	334,659,068	376,159,896

End of Period*	$250,383,786	$239,956,024	$323,485,107	$334,659,068

* Including undistributed/accumulated net
investment income (loss) as follows:	$24,035	$(4,820)	$(2,685,898)	$(4,752)
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Value Fund Series, Inc. (the “Series”) consists of two separate funds: Seligman Large-Cap Value Fund (the “Large-Cap Value Fund”) and Seligman Smaller-Cap Value Fund (the “Smaller-Cap Value Fund”). Each Fund of the Series offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of a Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ prospectus. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

Notes to Financial Statements (unaudited)

	a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

	b.	Federal Taxes — There is no provision for federal income tax. The Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

	c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

	d.	Repurchase Agreements — The Funds may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

	e.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2006, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

	f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.80% and 1.00% per annum of the average daily net assets of the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively.

For the six months ended June 30, 2006, Seligman Advisors (the “Distributor”), agent for the distribution of each Fund’s shares and an affiliate of the Manager, received the following commissions and concessions for sales of Class A and Class C shares after commissions were paid to dealers for sales of Class A and Class C shares:

Notes to Financial Statements (unaudited)

	Distributor
	Commissions and	Dealer
Fund	Concessions	Commissions

Large-Cap Value Fund	$4,421	$35,611

Smaller-Cap Value Fund	6,711	50,557

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Series pursuant to the Plan. For the six months ended June 30, 2006, fees incurred by the Large-Cap Value Fund and Smaller-Cap Value Fund under the Plan aggregated $145,756 and $223,727, respectively, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Funds to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2006, amounted to $349 and $3,876 for the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively.

For the six months ended June 30, 2006, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C and Class D, and 0.50% per annum of the average daily net assets of Class R, were as follows:

Fund	Class B	Class C	Class D	Class R

Large-Cap Value Fund	$230,443	$185,619	$172,604	$4,371

Smaller-Cap Value Fund	259,102	186,080	279,722	9,318

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2006, such charges amounted to $4,894 and $21,575 for the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2006, the Distributor and Seligman Services, Inc. received distribution and service fees of $5,295 and $6,431 for the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively.

For the six months ended June 30, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost $448,859 and $584,543 to the Large-Cap Value Fund and Smaller-Cap Value Fund, respectively, for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than each

Notes to Financial Statements (unaudited)

Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of each Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2006, the Series’ potential obligation under the Guaranties is $203,500. As of June 30, 2006, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of a Fund of the Series or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in directors’ fees and expenses. Deferred fees and related accrued earnings are not deductible by the Series for federal income tax purposes until such amounts are paid. The accumulated balances at December 31, 2005 of $4,820 and $4,752, respectively, for the Large-Cap Value Fund and Smaller-Cap Value Fund were paid to the participating director in January 2006. As of June 30, 2006, no directors were participating in the deferred compensation arrangement.

4.	Committed Line of Credit — The Series is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50% . Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2006, the Series did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2006, were as follows:

Fund	Purchases	Sales

Large-Cap Value Fund	$39,793,030	$37,397,307

Smaller-Cap Value Fund	53,130,076	93,661,922

In addition, the Large-Cap Value Fund acquired portfolio securities with a value of $18,506,414 in exchange for Class A shares of capital stock.

Notes to Financial Statements (unaudited)

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2006, and will vary from the final tax information as of the Series’ year end.

At June 30, 2006, the cost of investments for federal income tax purposes for each Fund was the same as the cost for financial reporting purposes.

At June 30, 2006, the tax basis components of accumulated earnings were as follows:

	Large-Cap	Smaller-Cap
	Value Fund	Value Fund

Gross unrealized appreciation of portfolio securities	$ 57,349,935	$ 105,713,761

Gross unrealized depreciation of portfolio securities	(12,134,557)	(19,327,702)

Net unrealized appreciation of portfolio securities	45,215,378	86,386,059

Undistributed ordinary income	24,035	—

Capital loss carryforwards	(33,926,078)	—

Current period net realized gains	9,404,190	20,036,556

Total accumulated earnings	$ 20,717,525	$ 106,422,615

At December 31, 2005, the Large-Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $33,926,078, which are available for offset against future taxable net capital gains, with $5,499,963 expiring in 2010 and $28,426,115 expiring in 2011. Accordingly, no capital gain distribution is expected to be paid to shareholders of this Fund until net capital gains have been realized in excess of the available capital loss carryforwards.

7.	Capital Share Transactions — The Series has authorized 1,000,000,000 shares for each Fund of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

Large-Cap Value Fund
	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,130,760	$27,903,179	2,100,999	$25,034,468

Exchanged from associated funds	149,569	1,952,836	1,138,664	13,636,298

Converted from Class B*	414,824	5,453,488	615,694	7,441,553

Investment of dividends	—	—	420	5,411

Total	2,695,153	35,309,503	3,855,777	46,117,730

Cost of shares repurchased	(1,150,055)	(15,089,782)	(2,468,491)	(29,794,078)

Exchanged into associated funds	(222,656)	(2,931,012)	(612,966)	(7,401,615)

Total	(1,372,711)	(18,020,794)	(3,081,457)	(37,195,693)

Increase	1,322,442	$17,288,709	774,320	$8,922,037

See footnote on page 29.

Notes to Financial Statements (unaudited)

Large-Cap Value Fund (continued)
	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	45,931	$580,340	181,395	$2,100,663

Exchanged from associated funds	84,463	1,064,384	602,717	6,989,841

Total	130,394	1,644,724	784,112	9,090,504

Cost of shares repurchased	(444,605)	(5,634,344)	(1,092,402)	(12,685,261)

Exchanged into associated funds	(129,501)	(1,643,954)	(128,475)	(1,478,428)

Converted to Class A*	(431,208)	(5,453,488)	(636,608)	(7,441,553)

Total	(1,005,314)	(12,731,786)	(1,857,485)	(21,605,242)

Decrease	(874,920)	$(11,087,062)	(1,073,373)	$(12,514,738)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	101,106	$1,279,825	244,889	$2,829,395

Exchanged from associated funds	29,645	372,868	191,152	2,207,655

Total	130,751	1,652,693	436,041	5,037,050

Cost of shares repurchased	(366,264)	(4,655,559)	(723,349)	(8,409,587)

Exchanged into associated funds	(32,674)	(408,746)	(98,130)	(1,135,994)

Total	(398,938)	(5,064,305)	(821,479)	(9,545,581)

Decrease	(268,187)	$(3,411,612)	(385,438)	$(4,508,531)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	335,979	$4,251,367	474,469	$5,500,198

Exchanged from associated funds	59,780	752,712	506,101	5,751,266

Total	395,759	5,004,079	980,570	11,251,464

Cost of shares repurchased	(381,175)	(4,826,605)	(725,856)	(8,413,058)

Exchanged into associated funds	(72,989)	(926,795)	(307,650)	(3,596,132)

Total	(454,164)	(5,753,400)	(1,033,506)	(12,009,190)

Decrease	(58,405)	$(749,321)	(52,936)	$(757,726)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	90,116	$1,191,728	169,583	$2,057,091

Investment of dividends	—	—	114	1,490

Total	90,116	1,191,728	169,697	2,058,581

Cost of shares repurchased	(62,089)	(833,683)	(178,989)	(2,183,428)

Increase (decrease)	28,027	$358,045	(9,292)	$(124,847)

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	54,369	$707,191	80,638	$980,836

Exchanged from associated funds	8	100	25	287

Total	54,377	707,291	80,663	981,123

Cost of shares repurchased	(12,164)	(159,389)	(39,596)	(483,459)

Exchanged into associated funds	(290)	(3,790)	(38)	(439)

Total	(12,454)	(163,179)	(39,634)	(483,898)

Increase	41,923	$544,112	41,029	$497,225

See footnote on page 29.

Notes to Financial Statements (unaudited)

Smaller-Cap Value Fund
	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	935,409	$15,963,849	3,663,615	$57,544,471

Exchanged from associated funds	83,186	1,396,649	325,477	5,124,852

Converted from Class B*	356,898	6,020,440	1,132,716	17,765,797

Investment of gain distributions	—	—	252,648	3,847,822

Total	1,375,493	23,380,938	5,374,456	84,282,942

Cost of shares repurchased	(1,804,036)	(30,546,309)	(3,890,073)	(60,863,960)

Exchanged into associated funds	(162,325)	(2,741,306)	(471,533)	(7,366,060)

Total	(1,966,361)	(33,287,615)	(4,361,606)	(68,230,020)

Increase (decrease)	(590,868)	$(9,906,677)	1,012,850	$16,052,922

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	61,840	$988,023	204,674	$3,047,767

Exchanged from associated funds	35,303	565,743	223,413	3,337,451

Investment of gain distributions	—	—	106,545	1,520,391

Total	97,143	1,553,766	534,632	7,905,609

Cost of shares repurchased	(443,807)	(7,039,664)	(1,107,771)	(16,319,721)

Exchanged into associated funds	(109,360)	(1,708,506)	(267,315)	(3,903,212)

Converted to Class A*	(382,078)	(6,020,440)	(1,204,932)	(17,765,797)

Total	(935,245)	(14,768,610)	(2,580,018)	(37,988,730)

Decrease	(838,102)	$(13,214,844)	(2,045,386)	$(30,083,121)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	139,518	$2,235,827	524,088	$7,764,503

Exchanged from associated funds	8,077	129,174	43,175	640,586

Investment of gain distributions	—	—	69,594	993,106

Total	147,595	2,365,001	636,857	9,398,195

Cost of shares repurchased	(394,613)	(6,212,572)	(713,501)	(10,504,542)

Exchanged into associated funds	(79,104)	(1,250,342)	(152,390)	(2,264,623)

Total	(473,717)	(7,462,914)	(865,891)	(12,769,165)

Decrease	(326,122)	$(5,097,913)	(229,034)	$(3,370,970)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	322,752	$5,126,698	950,752	$14,075,597

Exchanged from associated funds	67,026	1,060,478	133,267	1,986,680

Investment of gain distributions	—	—	104,423	1,490,117

Total	389,778	6,187,176	1,188,442	17,552,394

Cost of shares repurchased	(616,267)	(9,720,720)	(947,305)	(13,910,852)

Exchanged into associated funds	(80,612)	(1,260,069)	(417,672)	(6,002,834)

Total	(696,879)	(10,980,789)	(1,364,977)	(19,913,686)

Decrease	(307,101)	$(4,793,613)	(176,535)	$(2,361,292)

See footnote on page 29.

Notes to Financial Statements (unaudited)

Smaller-Cap Value Fund (continued)
	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	46,822	$802,330	125,260	$1,993,748

Investment of gain distributions	—	—	14,915	232,672

Total	46,822	802,330	140,175	2,226,420

Cost of shares repurchased	(47,888)	(855,361)	(101,735)	(1,657,944)

Increase (decrease)	(1,066)	$(53,031)	38,440	$568,476

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	85,346	$1,432,421	159,471	$2,494,537

Exchanged from associated funds	—	—	151	2,388

Investment of gain distributions	—	—	5,058	76,632

Total	85,346	1,432,421	164,680	2,573,557

Cost of shares repurchased	(60,341)	(1,015,110)	(77,446)	(1,202,328)

Exchanged into associated funds	(75)	(1,230)	(256)	(4,051)

Total	(60,416)	(1,016,340)	(77,702)	(1,206,379)

Increase	24,930	$416,081	86,978	$1,367,178

*Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Value Fund Series).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Notes to Financial Statements (unaudited)

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor, or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.	Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Series is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each of the Fund’s classes for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Large-Cap Value Fund

CLASS A

	Six Months			Year Ended December 31,
	Ended
	6/30/06		2005	2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.79		$11.62	$10.07		$7.45	$10.86	$12.16

Income (Loss) from Investment
Operations:

Net investment income	0.02		0.04	0.06		0.07	0.07	0.06

Net realized and unrealized gain
(loss) on investments	0.39		1.13	1.52		2.63	(3.42)	(1.26)

Total from Investment Operations	0.41		1.17	1.58		2.70	(3.35)	(1.20)

Less Distributions:

Dividends from net investment income	—		— #	(0.03)		(0.08)	(0.06)	(0.06)

Distributions from net realized
capital gains	—		—	—		—	—	(0.04)

Total Distributions	—		—	(0.03)		(0.08)	(0.06)	(0.10)

Net Asset Value, End of Period	$13.20		$12.79	$11.62		$10.07	$7.45	$10.86

Total Return	3.21%		10.08%	15.69	%øø	36.29%	(30.85)%	(9.85)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$125,515		$104,699	$86,128		$78,428	$61,769	$98,317

Ratio of expenses to average net assets	1.54	%†	1.61%	1.62%		1.66%	1.61%	1.46%

Ratio of net investment income
to average net assets	0.35	%†	0.36%	0.54%		0.89%	0.71%	0.59%

Portfolio turnover rate	14.98%		29.85%	16.73%		19.09%	24.32%	17.57%

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS B

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.33	$11.28	$9.83		$7.28	$10.60	$11.90

Income (Loss) from Investment
Operations:

Net investment income (loss)	(0.03)	(0.04)	(0.02)		0.01	(0.01)	(0.02)

Net realized and unrealized gain
(loss) on investments	0.37	1.09	1.47		2.55	(3.31)	(1.24)

Total from Investment Operations	0.34	1.05	1.45		2.56	(3.32)	(1.26)

Less Distributions:

Dividends from net investment income	—	—	—		(0.01)	—	—

Distributions from net realized
capital gain	—	—	—		—	—	(0.04)

Total Distributions	—	—	—		(0.01)	—	(0.04)

Net Asset Value, End of Period	$12.67	$12.33	$11.28		$9.83	$7.28	$10.60

Total Return	2.76%	9.31%	14.75	%øø	35.23%	(31.32)%	(10.58)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$40,851	$50,508	$58,347		$62,146	$55,420	$91,576

Ratio of expenses to average net assets	2.29%†	2.36%	2.37%		2.42%	2.39%	2.21%

Ratio of net investment income
(loss) to average net assets	(0.40)%†	(0.39)%	(0.20)%		0.13%	(0.07)%	(0.16)%

Portfolio turnover rate	14.98%	29.85%	16.73%		19.09%	24.32%	17.57%

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS C

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.32	$11.28	$9.83		$7.28	$10.60	$11.90

Income (Loss) from Investment
Operations:

Net investment income (loss)	(0.03)	(0.04)	(0.02)		0.01	(0.01)	(0.02)

Net realized and unrealized gain
(loss) on investments	0.38	1.08	1.47		2.55	(3.31)	(1.24)

Total from Investment Operations	0.35	1.04	1.45		2.56	(3.32)	(1.26)

Less Distributions:

Dividends from net investment income	—	—	—		(0.01)	—	—

Distributions from net realized
capital gain	—	—	—		—	—	(0.04)

Total Distributions	—	—	—		(0.01)	—	(0.04)

Net Asset Value, End of Period	$12.67	$12.32	$11.28		$9.83	$7.28	$10.60

Total Return	2.84%	9.22%	14.75	%øø	35.23%	(31.32)%	(10.58)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$35,659	$37,981	$39,117		$39,764	$38,439	$66,951

Ratio of expenses to average net assets	2.29%†	2.36%	2.37%		2.42%	2.39%	2.21%

Ratio of net investment income
(loss) to average net assets	(0.40)%†	(0.39)%	(0.21)%		0.13%	(0.07)%	(0.16)%

Portfolio turnover rate	14.98%	29.85%	16.73%		19.09%	24.32%	17.57%

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS D

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.31	$11.27	$9.82		$7.27	$10.59	$11.89

Income (Loss) from Investment
Operations:

Net investment income (loss)	(0.03)	(0.04)	(0.02)		0.01	(0.01)	(0.02)

Net realized and unrealized gain
(loss) on investments	0.38	1.08	1.47		2.55	(3.31)	(1.24)

Total from Investment Operations	0.35	1.04	1.45		2.56	(3.32)	(1.26)

Less Distributions:

Dividends from net investment income	—	—	—		(0.01)	—	—

Distributions from net realized
capital gain	—	—	—		—	—	(0.04)

Total Distributions	—	—	—		(0.01)	—	(0.04)

Net Asset Value, End of Period	$12.66	$12.31	$11.27		$9.82	$7.27	$10.59

Total Return	2.76%	9.32%	14.77	%øø	35.28%	(31.35)%	(10.59)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$34,309	$34,084	$31,797		$26,477	$23,176	$39,392

Ratio of expenses to average net assets	2.29%†	2.36%	2.37%		2.42%	2.39%	2.21%

Ratio of net investment income
(loss) to average net assets	(0.40)%†	(0.39)%	(0.20)%		0.13%	(0.07)%	(0.16)%

Portfolio turnover rate	14.98%	29.85%	16.73%		19.09%	24.32%	17.57%

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS I

	Six Months		Year Ended December 31,					11/30/01*
	Ended							to
	6/30/06		2005	2004		2003	2002	12/31/01

Per Share Data:

Net Asset Value, Beginning of Period	$12.96		$11.70	$10.13		$7.47	$10.86	$10.80

Income (Loss) from Investment
Operations:

Net investment income	0.06		0.12	0.12		0.12	0.11	0.01

Net realized and unrealized gain
(loss) on investments	0.40		1.14	1.54		2.64	(3.42)	0.11

Total from Investment Operations	0.46		1.26	1.66		2.76	(3.31)	0.12

Less Distributions:

Dividends from net investment income	—		— #	(0.09)		(0.10)	(0.08)	—

Distributions from net realized
capital gain	—		—	—		—	—	(0.06)

Total Distributions	—		—	(0.09)		(0.10)	(0.08)	(0.06)

Net Asset Value, End of Period	$13.42		$12.96	$11.70		$10.13	$7.47	$10.86

Total Return	3.55%		10.78%	16.37	%øø	37.01%	(30.52)%	1.13%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$12,131		$11,357	$10,362		$7,160	$3,568	$118

Ratio of expenses to average net assets	0.98	%†	0.97%	0.99%		1.08%	1.08%	1.04%†

Ratio of net investment income to
average net assets	0.91	%†	1.00%	1.17%		1.46%	1.24%	1.19%†

Portfolio turnover rate	14.98%		29.85%	16.73%		19.09%	24.32%	17.57%††

Without expense reimbursement:**

Ratio of expenses to average net assets							1.12%	1.76%†

Ratio of net investment income to
average net assets							1.20%	0.48%†

See footnotes on page 42.

Financial Highlights (unaudited)

Large-Cap Value Fund

CLASS R

			Year Ended
	Six Months		December 31,			4/30/03*
	Ended					to
	6/30/06		2005	2004		12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$12.76		$11.62	$10.08		$7.75

Income (Loss) from Investment Operations:

Net investment income	0.01		0.01	0.03		0.04

Net realized and unrealized gain on investments	0.38		1.13	1.51		2.37

Total from Investment Operations	0.39		1.14	1.54		2.41

Less Distributions:

Dividends from net investment income	—		—	—		(0.08)

Net Asset Value, End of Period	$13.15		$12.76	$11.62		$10.08

Total Return	3.06%		9.81%	15.28	%øø	31.15%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,919		$1,326	$731		$2

Ratio of expenses to average net assets	1.79	%†	1.86%	1.87%		1.85	%†

Ratio of net investment income to average net assets	0.10	%†	0.11%	0.29%		0.66	%†

Portfolio turnover rate	14.98%		29.85%	16.73%		19.09	%ø

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS A

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$15.82	$16.78	$14.30		$9.60	$11.63	$10.01

Income (Loss) from Investment
Operations:

Net investment loss	(0.11)	(0.16)	(0.07)		(0.11)	(0.12)	(0.10)

Net realized and unrealized gain
(loss) on investments	1.15	(0.37)	2.99		4.81	(1.91)	1.72

Total from Investment Operations	1.04	(0.53)	2.92		4.70	(2.03)	1.62

Less Distributions:

Distributions from net realized
capital gain	—	(0.43)	(0.44)		—	—	—

Net Asset Value, End of Period	$16.86	$15.82	$16.78		$14.30	$9.60	$11.63

Total Return	6.57%	(3.08)%	20.58	%øø	48.96%	(17.45)%	16.18%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$175,076	$173,612	$167,173		$117,200	$68,082	$70,241

Ratio of expenses to average net assets	1.72%†	1.76%	1.75%		1.81%	1.88%	1.75%

Ratio of net investment loss
to average net assets	(1.28)%†	(1.01)%	(0.44)%		(1.14)%	(1.16)%	(0.91)%

Portfolio turnover rate	15.59%	25.06%	32.70%		26.48%	32.45%	38.37%

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS B

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$14.79	$15.84	$13.63		$9.22	$11.26	$9.76

Income (Loss) from Investment
Operations:

Net investment loss	(0.16)	(0.26)	(0.17)		(0.21)	(0.20)	(0.17)

Net realized and unrealized gain
(loss) on investments	1.08	(0.36)	2.82		4.62	(1.84)	1.67

Total from Investment Operations	0.92	(0.62)	2.65		4.41	(2.04)	1.50

Less Distributions:

Distributions from net realized
capital gain	—	(0.43)	(0.44)		—	—	—

Net Asset Value, End of Period	$15.71	$14.79	$15.84		$13.63	$9.22	$11.26

Total Return	6.22%	(3.84)%	19.61	%øø	47.83%	(18.12)%	15.37%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$45,993	$55,686	$92,034		$86,427	$65,317	$71,088

Ratio of expenses to average net assets	2.47%†	2.51%	2.50%		2.56%	2.63%	2.50%

Ratio of net investment loss
to average net assets	(2.03)%†	(1.76)%	(1.19)%		(1.89)%	(1.91)%	(1.66)%

Portfolio turnover rate	15.59%	25.06%	32.70%		26.48%	32.45%	38.37%

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS C

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$14.80	$15.84	$13.63		$9.22	$11.26	$9.76

Income (Loss) from Investment
Operations:

Net investment loss	(0.16)	(0.26)	(0.17)		(0.19)	(0.20)	(0.17)

Net realized and unrealized gain
(loss) on investments	1.07	(0.35)	2.82		4.60	(1.84)	1.67

Total from Investment Operations	0.91	(0.61)	2.65		4.41	(2.04)	1.50

Less Distributions:

Distributions from net realized
capital gain	—	(0.43)	(0.44)		—	—	—

Net Asset Value, End of Period	$15.71	$14.80	$15.84		$13.63	$9.22	$11.26

Total Return	6.15%	(3.78)%	19.61	%øø	47.83%	(18.12)%	15.37%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$35,102	$37,876	$44,185		$31,832	$20,316	$17,123

Ratio of expenses to average net assets	2.47%†	2.51%	2.50%		2.56%	2.63%	2.50%

Ratio of net investment loss
to average net assets	(2.03)%†	(1.76)%	(1.19)%		(1.89)%	(1.91)%	(1.66)%

Portfolio turnover rate	15.59%	25.06%	32.70%		26.48%	32.45%	38.37%

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS D

	Six Months		Year Ended December 31,
	Ended
	6/30/06	2005	2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$14.79	$15.84	$13.63		$9.22	$11.26	$9.76

Income (Loss) from Investment
Operations:

Net investment loss	(0.16)	(0.26)	(0.17)		(0.20)	(0.20)	(0.17)

Net realized and unrealized gain
(loss) on investments	1.08	(0.36)	2.82		4.61	(1.84)	1.67

Total from Investment Operations	0.92	(0.62)	2.65		4.41	(2.04)	1.50

Less Distributions:

Distributions from net realized
capital gain	—	(0.43)	(0.44)		—	—	—

Net Asset Value, End of Period	$15.71	$14.79	$15.84		$13.63	$9.22	$11.26

Total Return	6.22%	(3.84)%	19.61	%øø	47.83%	(18.12)%	15.37%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$53,785	$55,187	$61,889		$42,763	$30,335	$33,025

Ratio of expenses to average net assets	2.47%†	2.51%	2.50%		2.56%	2.63%	2.50%

Ratio of net investment loss
to average net assets	(2.03)%†	(1.76)%	(1.19)%		(1.89)%	(1.91)%	(1.66)%

Portfolio turnover rate	15.59%	25.06%	32.70%		26.48%	32.45%	38.37%

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS I

	Six Months	Year Ended December 31,					11/30/01*
	Ended						to
	6/30/06	2005	2004		2003	2002	12/31/01

Per Share Data:

Net Asset Value, Beginning of Period	$16.21	$17.09	$14.48		$9.66	$11.63	$10.88

Income (Loss) from Investment
Operations:

Net investment income (loss)	(0.06)	(0.07)	0.02		(0.06)	(0.06)	—	#

Net realized and unrealized gain
(loss) on investments	1.18	(0.38)	3.03		4.88	(1.91)	0.75

Total from Investment Operations	1.12	(0.45)	3.05		4.82	(1.97)	0.75

Less Distributions:

Distributions from net realized
capital gain	—	(0.43)	(0.44)		—	—	—

Net Asset Value, End of Period	$17.33	$16.21	$17.09		$14.48	$9.66	$11.63

Total Return	6.91%	(2.56)%	21.23	%øø	49.90%	(16.94)%	6.89%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,752	$9,141	$8,976		$6,585	$3,613	$110

Ratio of expenses to average net assets	1.18%†	1.18%	1.19%		1.27%	1.26%	1.22	%†

Ratio of net investment income (loss)
to average net assets	(0.74)%†	(0.43)%	0.12%		(0.60)%	(0.54)%	(0.75	)%†

Portfolio turnover rate	15.59%	25.06%	32.70%		26.48%	32.45%	38.37	%††

Without expense reimbursement:**

Ratio of expenses to average net assets						1.30%	1.93	%†

Ratio of net investment loss
to average net assets						(0.58)%	(1.46	)%†

See footnotes on page 42.

Financial Highlights (unaudited)

Smaller-Cap Value Fund

CLASS R

		Year Ended
	Six Months	December 31,			4/30/03*
	Ended				to
	6/30/06	2005	2004		12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$15.72	$16.73	$14.31		$10.27

Income (Loss) from Investment Operations:

Net investment loss	(0.13)	(0.20)	(0.11)		(0.11)

Net realized and unrealized gain (loss) on investments	1.15	(0.38)	2.97		4.15

Total from Investment Operations	1.02	(0.58)	2.86		4.04

Less Distributions:

Distributions from net realized capital gain	—	(0.43)	(0.44)		—

Net Asset Value, End of Period	$16.74	$15.72	$16.73		$14.31

Total Return	6.49%	(3.39)%	20.15	%øø	39.34%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,777	$3,156	$1,903		$2

Ratio of expenses to average net assets	1.97%†	2.01%	2.00%		2.03	%†

Ratio of net investment loss to average net assets	(1.53)%†	(1.26)%	(0.69)%		(1.38	)%†

Portfolio turnover rate	15.59%	25.06%	32.70%		26.48	%ø

*	Commencement of offering of shares.
**	The Manager, at its discretion, reimbursed expenses for certain periods presented.
†	Annualized.
#	Less than + or – $0.01 per share.
††	For the year ended December 31, 2001.
ø	For the year ended December 31, 2003.
øø	Excluding the effect of certain payments received from the Manager in 2004, total return would have been as follows: Large-Cap Value Fund Class A, B, C, D, I and R, 15.68%, 14.74%, 14.74%, 14.76%, 16.36%, and 15.27%, respectively; and for Smaller-Cap Value Fund Class A, B, C, D, I and R, 20.57%, 19.60%, 19.60%, 19.60%, 21.22%, and 20.14%, respectively.
See Notes to Financial Statements.

Board of Directors

John R. Galvin 1, 3		Robert L. Shafer 2, 3

•	Dean Emeritus, Fletcher School of Law	•	Ambassador and Permanent Observer of the
	and Diplomacy at Tufts University		Sovereign Military Order of Malta to the
•	Chairman Emeritus, American Council		United Nations
on Germany
James N. Whitson 1, 3
Frank A. McPherson 2, 3
		•	Retired Executive Vice President and Chief
•	Retired Chairman of the Board and Chief		Operating Officer, Sammons Enterprises, Inc.
	Executive Officer, Kerr-McGee Corporation	•	Director, CommScope, Inc.
•	Director, DCP Midstream GP, LLP, Integris
	Health, Oklahoma Chapter of the Nature	Brian T. Zino
Conservancy, Oklahoma Medical Research
	Foundation, Boys and Girls Clubs of Oklahoma,	•	Director and President,
	Oklahoma City Public Schools Foundation and		J. & W. Seligman & Co. Incorporated
	Oklahoma Foundation for Excellence in	•	Chairman, Seligman Data Corp.
	Education	•	Director, ICI Mutual Insurance Company,
Seligman Advisors, Inc. and Seligman
Betsy S. Michel 1, 3			Services, Inc.
		•	Member of the Board of Governors,
•	Trustee, The Geraldine R. Dodge Foundation		Investment Company Institute

William C. Morris
		Member:	1 Audit Committee
•	Chairman, J. & W. Seligman & Co. Incorporated,		2 Director Nominating Committee
	Carbo Ceramics Inc., Seligman Advisors, Inc.		3 Board Operations Committee
and Seligman Services, Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer,
	The Metropolitan Opera Association		It is with deep sorrow that we
mourn the recent death of Alice
Leroy C. Richie 1, 3			Stone Ilchman, a respected member
since 1990 of the Boards of the
•	Counsel, Lewis & Munday, P.C.		Seligman investment companies.
•	Chairman and Chief Executive Officer,
Q Standards Worldwide, Inc.
•	Director, Kerr-McGee Corporation, Infinity, Inc.
and Vibration Control Technologies, LLC
•	Lead Outside Director, Digital Ally Inc.
•	Director and Chairman, Highland Park Michigan
Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Richard S. Rosen

President and Chief Executive Officer	Vice President

Neil T. Eigen	Lawrence P. Vogel

Vice President	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta

Vice President and Chief Compliance Officer	Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Series’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

Go paperless — sign up for E-Delivery at www.seligman. com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Value Fund Series, Inc., which contains information about the investment objectives, risks, charges, and expenses of each Fund, each of which should be considered carefully before investing or sending money.	EQVA3 6/06

ITEM 2. CODE OF ETHICS.
                    Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
                    Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
                    Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
                    Included in Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
               MANAGEMENT INVESTMENT COMPANIES.
                    Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
               COMPANIES.
                    Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
               INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
                    Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
                    Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)      The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule
30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 30, 2006

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule
30a-2(b) of the Investment Company Act of 1940.